Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Organization and Principal Activities

Note 1 — Organization and Principal Activities

Lion Group Holding Ltd. (the “Company”, “Lion” or “LGHL”) is a company with limited liability registered as an exempted company in the Cayman Islands.

The Company and its subsidiaries (collectively referred to as the “Group”) provide securities, futures and derivatives brokerage services, insurance brokerage services, total return swap trading services, and market maker trading services. As a result of the consummation of a business combination (the “Closing”) with Proficient Alpha Acquisition Corp., a Nevada corporation (“PAAC”) which was accounted for as a reverse recapitalization, the Company’s ordinary shares and warrants started to be traded on the NASDAQ Capital Market under the ticker symbols LGHL and LGHLW, respectively on June 17, 2020. Each American Depositary Shares (“ADSs”) of the Company represented one Class A ordinary share upon the Closing. On July 13, 2023 and March 26, 2025, the ADS ratio was changed from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares, and further to one (1) ADS representing two thousand and five hundred (2,500) shares, respectively. The number of ADSs and the price per ADS prior to the ratio change event herein have been retrospectively adjusted for its effect.

Principal Activities

The Group earns income and fees from the following streams:

(a)	Fees and commissions. The Group earns fees and commissions from securities, futures and derivatives brokerage services (including commissions and fees related to total return swap (“TRS”) trading business and contract for difference (“CFD”) trading services when the Group acts as a market maker).

(b)	Trading (losses) gains. Trading (losses) gains consist of realized and unrealized losses or gains derived from (i) managed portfolio trading positions where the Group acts as counterparty to customers’ trades, and (ii) marking up the bid/offer spreads on customers’ CFD transactions, and (iii) trading losses or gains from proprietary TRS trading activities.

(c)	Interest income. Interest income primarily consist of interests earned on bank deposits and short-term loans the Group extends to unrelated third parties, interest rate difference between currency pairs the Group hold resulting from rolling over currency positions and interest earned from loans provided to TRS trading customers, which are recorded on an accrual basis. Interest income is recognized as it accrues using the effective interest method.

(d)	Other income. Other income primarily consists of the dividends income, transaction fee, advisory service fee, government subsidy and other miscellaneous charges from customers etc.

The Group’s trading customers consist of corporate clients, individual traders and retail investors primarily located in the People’s Republic of China (“PRC”) and Southeast Asia, although its trading platform allows it to serve customers worldwide. The Group also generated commission revenues by providing insurance brokerage services to high-net-worth individuals primarily located in the PRC.

During the second half of 2024, the Group returned Type 1 License for Dealing in Securities, Type 4 License for Advising on Securities and Type 9 Asset Management to Hong Kong Securities and Futures Commission (“HKSFC”). In the beginning of 2025, the Group withdrew the trading member of Singapore Exchange Derivative Trading Limited (“SGX DT”). Subsequently in 2025, the Group cancelled the Capital Markets Service License (“CMS License”) issued by the Monetary Authority of Singapore and returned the license Type 2 License for Dealing in Futures Contracts and Type 5 License for Advising on Futures Contracts to HKSFC.

As of June 30, 2025, the Company, through a subsidiary, possesses the full license issued by Cayman Islands Monetary Authority (“CIMA”) to carry out securities investment business including Broker Dealer and Market Maker.

In July 2025, the Group collaborates with Autonomous Holdings (“Autonomous”), a leading digital asset investment platform known for its innovative products and solutions, and Galaxy Digital Holdings Ltd. (NASDAQ/TSX: GLXY) (“Galaxy Digital”) to advance digital asset treasury strategies. This initiative positions the Group as a cutting-edge digital asset company, leveraging institutional-grade expertise to enhance shareholder value. As part of this collaboration, Autonomous will act as a strategic advisor for the Group’s digital asset treasury allocation process. Additionally, Galaxy Digital will facilitate trading and execution, providing access and liquidity through its institutional-grade global markets platform. The treasury strategy aims to target high-potential blockchain ecosystems, primarily Hyperliquid (HYPE), thereby gaining exposure to next-generation DeFi, scalability, and Web3 infrastructure.

Deconsolidation of subsidiaries

On June 12, 2024, the Group sold its 100% interest in BC Wealth Management Limited (“BCWM”) to a third party, at a consideration of approximately $70,000 (HKD 550,000). On June 24, 2024, the Group sold its 51% interest in Lion Asset Management Limited (“LAML”) to another third party, at a consideration of approximately $140,000 (HKD 1,100,000). Such disposals did not represent a strategic shift that has or will have a major effect on the operations and financial results. In accordance with ASC 810-10-40, Deconsolidation of a Subsidiary, the Group derecognized the net assets and noncontrolling interests associated with BCWM and LAML as of sale date, and recognized a gain of approximately $128,000 in an aggregate as a result of deconsolidation.

In the first half of 2024, the Group disposed of its 100% interest in Lion Fintech Group Limited, 70% interest in Royal Lion Investment Limited and 70% interest in Royal Lion Middle East DMCC. In the second half of 2024, the Group also disposed of its 100% interest in Lion Multi-Series Fund SPC and 51% interest in Lion Silver Capital Limited. These entities had been dormant and their disposals resulted in a total loss of approximately $32,000 from deconsolidation for the year of 2024.

Details of the Company’s subsidiaries as of June 30, 2025 were as follows:

Company name	Date of Incorporation or acquisition	Place of incorporation or establishment	Ownership interest	Principal activities
Lion Financial Group Limited	June 16, 2015	British Virgin Islands	100%	Investment holding

Lion Wealth Management Limited	February 16, 2017	British Virgin Islands	100%	Investment in digital assets

Lion International Securities Group Limited	May 20, 2016	Hong Kong	100%	Securities brokerage

Lion Futures Limited	May 20, 2016	Hong Kong	100%	Futures brokerage

Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited)	May 20, 2016	Hong Kong	100%	Dormant

Lion Wealth Limited (“LWL”)	October 4, 2018	Hong Kong	100%	Marketing and support service

Lion Brokers Limited	March 30, 2017	Cayman Islands	100%	Broker dealer and market maker

Lion International Financial (Singapore) Pte. LTD.	July 26, 2019	Singapore	100%	Dormant

Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.)	June 16, 2020	Nevada, USA	100%	Dormant

Lion Workshop Ltd. (F/K/A Skyline Legend Ltd.)	April 26, 2021	British Virgin Islands	100%	Dormant

Lion NFT Limited	May 7, 2021	British Virgin Islands	90%	Investment and innovation in digital assets

Flying Lion Limited	June 17, 2021	Cayman Islands	70%	Investment and innovation in digital assets

Aquarius Sponsor Ltd.	April 12, 2021	British Virgin Islands	51%	Investment holding

Aquarius II Sponsor Ltd.	May 4, 2021	British Virgin Islands	51%	Investment holding

Aquarius I Acquisition Corp.	April 15, 2021	Cayman Islands	94%	Special purpose acquisition company

Aquarius II Acquisition Corp.	May 5, 2021	Cayman Islands	93%	Special purpose acquisition company

Lion Metaverse Limited	October 26, 2021	British Virgin Islands	50%	Technology development